Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of property and equipment

				Machinery &	Assets Under		Right-of-use
Cost	Vehicle	Furniture	Building	Fixture	Construction	Pilot plant	assets	Total
Balance, December 31, 2019	$7,735	$54,420	$16,054	$406,716	$—	$277,049	$344,300	$1,106,274
Additions	—	1,848	—	—	—	—	20,585	22,433
Cumulative translation adjustment	(1,847)	(14,845)	(3,834)	(95,394)	—	(61,670)	(71,719)	(249,309)
Balance, December 31, 2020	5,888	41,423	12,220	311,322	—	215,379	293,166	879,398
Additions	48,261	10,202	—	12,497	7,034,228	—	13,306	7,118,494
Transfers (notes 3 and 7)	—	—	—	—	22,071,906	—	—	22,071,906
Fixed Assets Paid in Advance	—	—	—	—	1,775,363	—	—	1,775,363
Asset Retirement cost	—	—	—	—	161,914	—	—	161,914
Cumulative translation adjustment	(1,042)	(2,861)	(803)	(20,628)	(986,790)	(31,840)	(30,466)	(1,074,430)
Balance, December 31, 2021	$53,107	$48,764	$11,417	$303,191	$30,056,621	$183,539	$276,006	$30,932,645

					Assets Under		Right-of-use
Accumulated Depreciation/Amortization	Vehicle	Furniture	Building	Machinery	Construction	Pilot plant	assets	Total
Balance, December 31, 2019	$942	$6,537	$8,276	$71,798	$—	$18,510	$41,458	$147,521
Depreciation	1,248	4,389	518	32,179	—	20,814	17,135	76,283
Cumulative translation adjustment	(326)	(1,986)	(2,027)	(20,271)	—	(6,104)	—	(30,714)
Balance, December 31, 2020	1,864	8,940	6,767	83,706	—	33,220	58,593	193,090
Depreciation	3,229	4,377	463	30,937	—	18,607	17,621	75,234
Cumulative translation adjustment	(166)	(647)	(451)	(5,921)	—	(2,436)	(15,224)	(24,845)
Balance, December 31, 2021	$4,927	$12,670	$6,779	$108,722	$—	$49,391	$60,990	$243,479

Net Book Value
Balance, December 31, 2020	$4,024	$32,483	$5,453	$227,616	$—	$182,159	$234,573	$686,308
Balance, December 31, 2021	$48,180	$36,094	$4,638	$194,469	$30,056,621	$134,148	$215,016	$30,689,166